Business combinations - Acquisition of Comtrade Digital Services - Narrative (Details)		12 Months Ended
	Aug. 17, 2020 GBP (£) employee	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)
Disclosure of detailed information about business combination [line items]
Payment for acquisition of subsidiary, net of cash acquired		£ 79,691,000	£ 10,364,000	£ 101,258,000
Other comprehensive income, net of tax, exchange differences on translation		(9,999,000)	£ 6,580,000	£ (9,782,000)
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Number of employees | employee	460
Initial cash consideration	£ 48,639,000
Fair value of deferred consideration	£ 5,003,000
Contingent consideration payment period	24 months
Fair value of contingent consideration	£ 186,000
Payment for acquisition of subsidiary, net of cash acquired		3,500,000
Other comprehensive income, net of tax, exchange differences on translation		£ 1,600,000
Deferred tax liability	3,533,000
Intangible assets - Client relationships	18,108,000
Goodwill expected to be deductible for tax purposes	0
Comtrade CDS | Client relationship
Disclosure of detailed information about business combination [line items]
Deferred tax liability	3,400,000
Intangible assets - Client relationships	18,100,000
Tax base of intangible assets at the date of acquisition	£ 0